Share Based Compensation (Details) - Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Number of share options, Outstanding Beginning	218,222
Number of share options, Granted	685,569
Number of share options, Exercised	(2,274)
Number of share options, Forfeited	(2,150)
Number of share options, Outstanding Ending	899,367	218,222
Number of share options, Exercisable	106,852
Weighted average exercise price, Outstanding Beginning	$ 12.91
Weighted average exercise price, Granted	3.02
Weighted average exercise price, Exercised	12.91
Weighted average exercise price, Forfeited	8.79
Weighted average exercise price, Outstanding Ending	5.38	$ 12.91
Weighted average exercise price, Exercisable	$ 12.91
Remaining contractual term in years, Granted	12 years 7 days
Remaining contractual term in years, outstanding	11 years 7 months 6 days	11 years 6 months 3 days
Remaining contractual term in years, Exercisable	10 years 6 months 3 days